Employee benefits: variable compensation (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,276 (16) 2,260 0 0 0
Deferred compensation awards 364 581 945 605 754 1,359
of which: Equity Ownership Plan 202 235 437 310 250 560
of which: Deferred Contingent Capital Plan 129 219 349 245 408 654
of which: Long-Term Incentive

Plan
11 32 43 30 42 71
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation –

performance awards
2,640 566 3,205 605 754 1,359
Variable compensation –

financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited

financial advisors
29 432 461 580 1,836 2,416
Variable compensation –

other
3
169 71 241 237 193 430
Total variable compensation 6,608 1,346 7,954
4
2,131 3,599 5,731
1 Estimate as

of 31 December

2022. Actual

amounts to

be expensed

in future

periods may vary;

e.g., due

to forfeiture

of awards.

2 Financial

advisor compensation

consists of cash

and deferred compensation
awards and is based on compensable revenues and firm tenure using a formulaic approach. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

3 Consists of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments and interest

expense related to the

Deferred Contingent

Capital Plan.

4 Includes USD 703
m in expenses related to

share-based compensation

(performance awards:

USD
480
m; other variable compensation:

USD
56
m; financial advisor compensation:

USD
166 m). A further USD 88 m in
expenses related

to share-based

compensation

was recognized

within

other expense

categories

included in

Note 6

(salaries:

USD
4
m, related to

role-based

allowances; social

security:

USD
61
m; other

personnel
expenses: USD 23
m related to the Equity

Plus Plan). Total personnel

expense related to

share-based equity-settled compensation

excluding social security

was USD
716 m.

Variable compensation

(continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,383 (10) 2,373 0 0 0
Deferred compensation awards 405 412 817 797 624 1,421
of which: Equity Ownership Plan 183 180 363 393 184 577
of which: Deferred Contingent Capital Plan 140 158 297 299 329 628
of which: Long-Term Incentive

Plan
54 19 73 50 33 83
of which: Fund Ownership Plan 29 56 84 56 78 133
Variable compensation –

performance awards
2,788 402 3,190 797 624 1,421
Variable compensation –

financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited

financial advisors
41 438 479 662 1,682 2,344
Variable compensation –

other
3
191 38 229 215 182 397
Total variable compensation 7,155 1,125 8,280
4
2,109 3,129 5,238
1 Estimate as

of 31 December

2021. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 651
m in expenses related

to share-based

compensation (performance

awards: USD
435
m; other variable

compensation:

USD
59
m; financial advisor compensation:

USD
157 m). A further USD 85 m in expenses
related to

share-based compensation

was recognized

within

other expense

categories

included in

Note 6

(salaries:

USD
5
m related

to role-based

allowances;

social security:

USD
64
m; other

personnel expenses:
USD 16
m related to the Equity Plus

Plan). Total personnel

expense related to share-based

equity-settled compensation

excluding social security

was USD
641 m.

Variable compensation

(continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD m
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,167 (26) 2,141 0 0 0
Deferred compensation awards 341 727 1,068 756 288 1,044
of which: Equity Ownership Plan 137 327 463 306 69 376
of which: Deferred Contingent Capital Plan 112 351 463 280 196 476
of which: Long-Term Incentive

Plan
42 11 54 50 10 61
of which: Fund Ownership Plan 49 39 88 120 12 132
Variable compensation –

performance awards
2,508 701 3,209 756 288 1,044
Variable compensation –

financial advisors
2
3,378 713 4,091 822 2,284 3,106
of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738 of which: compensation commitments with recruited

financial advisors
22 480 502 473 1,682 2,155
Variable compensation –

other
3
126 94 220 181 192 374
Total variable compensation 6,012 1,508 7,520
4
1,760 2,764 4,524
1 Estimate as

of 31 December

2020. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 686
m in expenses related to

share-based compensation

(performance awards:

USD
517
m; other variable compensation:

USD
50
m; financial advisor compensation:

USD
119 m). A further USD 100 m in expenses
related to share-based

compensation

was recognized

within other

expense categories

included in

Note 6

(salaries:

USD
4
m related to

role-based allowances;

social security:

USD
54
m; other

personnel expenses:
USD 42
m related to the Equity Plus

Plan). Total personnel

expense related to share-based

equity-settled compensation

excluding social security

was USD
691 m.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding

share-based compensation awards
Number of shares
2022
Weighted average
grant date fair value
(USD)
Number of shares
2021
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the

year
180,578,561 13 174,900,395 12
Awarded during the year 62,203,770 18 68,721,549 15
Distributed during the year (54,639,882) 12 (52,137,287) 13
Forfeited during the

year
(6,235,249) 15 (10,906,096) 13
Outstanding, at the end of the year 181,907,200 15 180,578,561 13 of which: shares vested for accounting purposes 102,364,973 107,828,979

UBS AG
Entity [Table]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,012 (9) 2,003 0 0 0
Deferred compensation awards 346 561 907 582 730 1,312
of which: Equity Ownership Plan 191 225 416 294 240 534
of which: Deferred Contingent Capital Plan 123 211 334 238 395 634
of which: Long-Term Incentive

Plan
11 30 41 30 40 70
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation –

performance awards
2,358 552 2,910 582 730 1,312
Variable compensation –

financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited

financial advisors
29 432 461 580 1,836 2,416
Variable compensation –

other
3
146 72 217 230 189 419
Total variable compensation 6,304 1,332 7,636
4
2,101 3,571 5,672
1 Estimate as

of 31 December

2022. Actual

amounts to

be expensed

in future

periods may vary;

e.g., due

to forfeiture

of award

s.

2 Financial

advisor compensation

consists of cash

and deferred compensation
awards and is based on compensable revenues and firm tenure using a formulaic approach. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

3 Consists of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments and interest

expense related to the

Deferred Contingent Capital

Plan.

4 Includes USD 680
m in expenses related to

share-based compensation

(performance awards:

USD
457
m; other variable compensation:

USD
56
m; financial advisor compensation:

USD
166 m). A further USD 80 m in
expenses related

to share-based

compensation

was recognized

within

other expense

categories

included in

Note 6

(salaries:

USD
4
m, related to

role-based

allowances; social

security:

USD
57
m; other

personnel
expenses: USD 19
m related to the Equity

Plus Plan).

Variable compensation

(continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,136 (8) 2,128 0 0 0
Deferred compensation awards 389 399 788 767 606 1,373
of which: Equity Ownership Plan 175 174 350 374 180 553
of which: Deferred Contingent Capital Plan 134 151 285 290 318 608
of which: Long-Term Incentive

Plan
51 17 69 48 32 79
of which: Fund Ownership Plan 29 55 84 56 77 133
Variable compensation –

performance awards
2,525 391 2,916 767 606 1,373
Variable compensation –

financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited

financial advisors
41 438 479 662 1,682 2,344
Variable compensation –

other
3
163 33 196 210 178 388
Total variable compensation 6,863 1,109 7,973
4
2,074 3,107 5,181
1 Estimate as

of 31 December

2021. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 631
m in expenses related

to share-based

compensation (performance

awards: USD
419
m; other variable

compensation:

USD
56
m; financial advisor compensation:

USD
157 m). A further USD 77 m in expenses
related to share-based

compensation

was recognized

within other

expense categories

included in

Note 6

(salaries:

USD
5
m related to

role-based allowances;

social security:

USD
59
m; other

personnel expenses:
USD 13
m related to the Equity Plus

Plan).

Variable compensation

(continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD m
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,948 (29) 1,920 0 0 0
Deferred compensation awards 329 704 1,034 734 277 1,011
of which: Equity Ownership Plan 131 315 446 298 67 365
of which: Deferred Contingent Capital Plan 108 339 448 271 189 459
of which: Long-Term Incentive

Plan
41 11 52 46 9 55
of which: Fund Ownership Plan 49 39 88 120 12 132
Variable compensation –

performance awards
2,278 675 2,953 734 277 1,011
Variable compensation –

financial advisors
2
3,378 713 4,091 822 2,284 3,106
of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738 of which: compensation commitments with recruited

financial advisors
22 480 502 473 1,682 2,155
Variable compensation –

other
3
109 92 201 176 189 364
Total variable compensation 5,765 1,481 7,246
4
1,732 2,749 4,481
1 Estimate as

of 31 December

2020. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 666
m in expenses related

to share-based

compensation (performance

awards: USD
498
m; other variable

compensation:

USD
49
m; financial advisor compensation:

USD
119 m). A further USD 88 m in expenses
related to share-based

compensation

was recognized

within other

expense categories

included in

Note 6

(salaries:

USD
4
m related to

role-based allowances;

social security:

USD
51
m; other

personnel expenses:
USD 34
m related to the Equity Plus

Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding

share-based compensation awards

Number of shares
2022
Weighted

average grant

date fair

value (USD)
Number of shares
2021
Weighted

average grant

date fair

value (USD)
Outstanding, at the beginning of the

year
295,921 15 54,557 13
Awarded during the year 358,424 19 278,756 15
Distributed during the year (37,994) 14 (24,176) 13
Forfeited during the

year
(1,923) 15 (13,215) 15
Outstanding, at the end of the year 614,428 17 295,921 15
of which: shares vested for accounting purposes 174,329 116,775